Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	46,612
Preferred stock, shares outstanding	46,612
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, shares issued	2,929,481,329	3,214,490,408	2,640,161,318
Common stock, shares outstanding	2,929,481,329	3,214,490,408	2,640,161,318